Taxation - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2022
Taxation
Deferred tax asset	$ 1,273	$ 1,273			$ 1,129
Unrecognized deferred tax asset resulting from loss carryforward	$ 1,273	$ 1	$ 31	$ 1,220
Liability relating to corporate income tax risks					$ 1,662